UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10 166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus Municipal Money Market Fund, Inc.

August 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--104.2%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.4%
Columbia Industrial Development
Board, PCR, Refunding
(Alabama Power Company Project)	0.06	9/3/13	2,100,000	a	2,100,000

Arizona--.6%
Phoenix Civic Improvement
Corporation, Water System
Revenue, CP (LOC; Royal Bank
of Canada)	0.14	10/2/13	3,000,000		3,000,000

California--2.9%
Alameda County Industrial
Development Authority, Revenue
(Golden West Paper Converting
Corporation Project) (LOC;
Comerica Bank)	0.12	9/7/13	3,315,000	a	3,315,000
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors,
Inc. Project) (LOC; Comerica
Bank)	0.12	9/7/13	2,370,000	a	2,370,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Union Bank NA)	0.12	9/7/13	5,730,000	a	5,730,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	0.13	9/7/13	3,080,000	a	3,080,000

Colorado--1.5%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1129X) (City and
County of Denver, Airport
System Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.13	9/7/13	2,500,000	a,b,c	2,500,000
RBC Municipal Products Inc. Trust
(Series E-25) (City and County
of Denver, Aviation Airport
System Revenue) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.09	9/7/13	5,000,000	a,b,c	5,000,000

Connecticut--.1%
Connecticut Development Authority,
IDR (AcuCut, Inc. Project)
(LOC; TD Bank)	0.23	9/7/13	590,000	a	590,000

Delaware--.1%
Delaware,
GO Notes	5.00	9/1/13	590,000		590,152

District of Columbia--1.3%
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Trust)	0.16	9/7/13	6,505,000	a	6,505,000

Florida--10.0%
Branch Banking and Trust Co.
Municipal Trust (Series 2042)
(Collier County School Board,
COP, Refunding (Master
Lease-Purchase Agreement))
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.10	9/7/13	7,200,000	a,b,c	7,200,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.11	9/7/13	20,000,000	a	20,000,000
Charlotte County School District,
GO Notes, TAN	1.25	3/31/14	5,000,000		5,029,850
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health
System)	0.17	9/16/13	7,905,000		7,905,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Northern Trust Company)	0.37	9/7/13	4,000,000	a	4,000,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(LOC; Branch Banking and Trust
Co.)	0.06	9/7/13	2,500,000	a	2,500,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.26	9/7/13	2,070,000	a	2,070,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (LOC; JPMorgan Chase Bank)	0.17	10/9/13	1,625,000		1,625,000

Georgia--1.5%
Floyd County Development
Authority, Revenue (Berry
College Project) (LOC; FHLB)	0.06	9/7/13	6,000,000	a	6,000,000
Macon County Development
Authority, IDR (Swartz Ag, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.13	9/7/13	1,670,000	a	1,670,000

Illinois--4.9%
City of Elgin, Kane and Cook
Counties, GO Notes (Corporate
Purpose)	1.00	12/15/13	1,350,000		1,352,995
Deutsche Bank Spears/Lifers Trust
(Series DB-483) (Northern
Illinois Municipal Power
Agency, Power Project Revenue
(Prairie State Project))
(Liquidity Facility; Deutsche

Bank AG and LOC; Deutsche Bank
AG)	0.07	9/7/13	6,960,000	a,b,c	6,960,000
Illinois Health Facilities
Authority, Revenue (Evanston
Hospital Corporation)
(Liquidity Facility; Wells
Fargo Bank)	0.05	9/7/13	9,000,000	a	9,000,000
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; FHLB)	0.08	9/7/13	7,370,000	a	7,370,000

Indiana--2.1%
Noblesville,
EDR (GreyStone Apartments
Project) (LOC; Bank of America)	0.27	9/7/13	10,765,000	a	10,765,000

Iowa--3.2%
Iowa Finance Authority,
Educational Facilities Revenue
(Graceland University Project)
(LOC; Bank of America)	0.10	9/7/13	5,370,000	a	5,370,000
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	0.09	9/7/13	11,000,000	a	11,000,000

Kentucky--1.0%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Subordinated Revenue, BAN	2.00	12/4/13	5,000,000		5,022,667

Louisiana--4.3%
Ascension Parish Industrial
Development Board, Revenue
(International Matex Tank
Terminals - Geismar Project)
(LOC; FHLB)	0.06	9/7/13	9,000,000	a	9,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.05	9/3/13	8,000,000	a	8,000,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.06	9/7/13	4,600,000	a	4,600,000

Maryland--.2%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.11	9/7/13	900,000	a	900,000

Massachusetts--2.5%
Massachusetts Development Finance
Agency, Revenue (New Bedford
Waste Issue) (LOC; Comerica
Bank)	0.11	9/7/13	2,500,000	a	2,500,000
Springfield,
GO Notes, BAN	1.00	2/14/14	5,000,000		5,013,901
University of Massachusetts

Building Authority, Project
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.09	9/7/13	5,000,000	a	5,000,000

Mississippi--3.9%
Jackson County,
Port Facility Revenue,
Refunding (Chevron U.S.A. Inc.
Project)	0.05	9/3/13	13,700,000	a	13,700,000
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.05	9/3/13	6,000,000	a	6,000,000

Missouri--2.5%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis University)
(Liquidity Facility; Bank of
America)	0.08	9/3/13	8,000,000	a	8,000,000
Saint Louis,
Airport Revenue, Refunding
(Lambert-Saint Louis
International Airport) (Spears
Trust Series DB-161)
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.07	9/7/13	4,500,000	a,b,c	4,500,000

Nevada--2.0%
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/14	2,000,000		2,027,312
Clark County,
IDR (Southwest Gas Corporation
Project) (LOC; JPMorgan Chase
Bank)	0.11	9/7/13	8,000,000	a	8,000,000

New Hampshire--1.9%
New Hampshire Business Finance
Authority, Revenue (Littleton
Regional Hospital Issue) (LOC;
TD Bank)	0.07	9/3/13	2,125,000	a	2,125,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.09	9/3/13	7,600,000	a	7,600,000

New York--5.6%
Chappaqua Central School District,
GO Notes, TAN	1.00	6/27/14	4,000,000		4,016,254
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	0.05	9/3/13	2,000,000	a	2,000,000
New York State Dormitory
Authority, Revenue (Catholic
Health System Obligated Group)

(LOC; HSBC Bank USA)	0.08	9/7/13	3,205,000	a	3,205,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Liquidity Facility; Barclays
Bank PLC)	0.04	9/3/13	6,325,000	a	6,325,000
Northern Adirondack Central School
District at Ellenburg, GO
Notes, BAN	2.00	6/26/14	4,000,000		4,047,825
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and
Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.08	9/3/13	8,900,000	a	8,900,000

North Carolina--4.5%
Charlotte,
COP (Equipment Acquisition and
Public Facilities)	2.00	12/1/13	2,655,000		2,667,011
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (The
Raleigh School Project) (LOC;
Branch Banking and Trust Co.)	0.06	9/7/13	3,070,000	a	3,070,000
North Carolina Capital Facilities
Finance Agency, Revenue
(Montessori Children's Center,
Inc.) (LOC; Bank of America)	0.14	9/7/13	1,795,000	a	1,795,000
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC;
Branch Banking and Trust Co.)	0.06	9/7/13	15,035,000	a	15,035,000

Ohio--7.0%
Cuyahoga County,
IDR (King Nut Project) (LOC;
PNC Bank NA)	0.16	9/7/13	1,985,000	a	1,985,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
PNC Bank NA)	0.16	9/7/13	1,905,000	a	1,905,000
Dayton City School District,
School Facilities Construction
and Improvement Unlimited Tax
GO Notes, Refunding	0.75	10/15/13	4,000,000		4,002,154
Montgomery County,
Revenue (Miami Valley
Hospital) (Liquidity Facility;
JPMorgan Chase Bank)	0.05	9/3/13	18,300,000	a	18,300,000
Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/10/14	7,000,000		7,072,940
Union Township,
GO Notes, BAN, Refunding
(Various Purpose)	1.00	9/11/13	2,000,000		2,000,300

Pennsylvania--11.6%
Chester County Health and
Education Facilities
Authority, Mortgage Revenue
(Tel Hai Obligated Group

Project) (LOC; M&T Trust)	0.06	9/7/13	5,715,000	a	5,715,000
Delaware County Industrial
Development Authority, Revenue
(Astra Foods, Inc. Project)
(LOC; Wells Fargo Bank)	0.26	9/7/13	660,000	a	660,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.16	9/7/13	9,900,000	a,b,c	9,900,000
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wells Fargo
Bank)	0.26	9/7/13	1,000,000	a	1,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.11	9/7/13	1,300,000	a	1,300,000
Lancaster Industrial Development
Authority, Revenue (Henry
Molded Products, Inc. Project)
(LOC; M&T Trust)	0.36	9/7/13	1,200,000	a	1,200,000
Luzerne County Industrial
Development Authority, Revenue
(Cornell Iron Works Project)
(LOC; Bank of America)	0.26	9/7/13	1,000,000	a	1,000,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program) (LOC;
M&T Trust)	0.10	9/7/13	3,400,000	a	3,400,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.21	9/7/13	15,000,000	a	15,000,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.18	9/7/13	4,850,000	a	4,850,000
RBC Municipal Products Inc. Trust
(Series E-16) (Allegheny
County Hospital Development
Authority, Revenue (University
of Pittsburgh Medical Center))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.06	9/7/13	5,400,000	a,b,c	5,400,000
RBC Municipal Products Inc. Trust
(Series E-29) (Allegheny
County Hospital Development
Authority, Revenue (University
of Pittsburgh Medical Center))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.06	9/7/13	7,000,000	a,b,c	7,000,000
York County Industrial Development

Authority, Revenue (Riach
Family Limited Partnership
Project) (LOC; M&T Trust)	0.31	9/7/13	1,205,000	a	1,205,000
York County Industrial Development
Authority, Revenue (York Sheet
Metal, Inc. Project) (LOC; M&T
Trust)	0.31	9/7/13	1,125,000	a	1,125,000

Tennessee--8.7%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.06	9/7/13	13,875,000	a	13,875,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.12	9/7/13	7,550,000	a	7,550,000
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.11	10/3/13	7,000,000		7,000,000
Memphis,
CP (Liquidity Facility; Mizuho
Bank, Ltd.)	0.11	10/3/13	7,000,000		7,000,000
Memphis,
GO Notes, Refunding (General
Improvement)	5.00	11/1/13	2,500,000		2,519,721
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.10	9/7/13	5,900,000	a	5,900,000

Texas--15.1%
Dallas,
GO Notes, Refunding	5.00	2/15/14	1,000,000		1,021,528
Dallas,
Waterworks and Sewer System
Revenue, CP (Liquidity
Facility: Bank of America and
JPMorgan Chase Bank)	0.16	9/17/13	2,275,000		2,275,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.18	10/10/13	4,000,000		4,000,000
Garland,
Electric Utility System
Revenue, CP (LOC; Wells Fargo
Bank)	0.12	10/15/13	5,000,000		5,000,000
Gulf Coast Waste Disposal
Authority, SWDR (Air Products
Project)	0.08	9/7/13	5,000,000	a	5,000,000
Harris County,
GO Notes, TAN	2.00	2/28/14	5,000,000		5,045,571
Harris County Cultural Education
Facilities Finance
Corporation, Medical
Facilities Mortgage Revenue,
Refunding (Baylor College of
Medicine) (LOC; Barclays Bank

PLC)	0.06	9/7/13	6,200,000	a	6,200,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	9/25/13	9,000,000		9,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	9/25/13	1,000,000		1,000,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
River Authority Transportation
Services Corporation)
(Liquidity Facility; JPMorgan
Chase Bank)	0.17	9/9/13	3,000,000		3,000,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
River Authority Transportation
Services Corporation)
(Liquidity Facility; JPMorgan
Chase Bank)	0.18	10/3/13	2,000,000		2,000,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
River Authority Transportation
Services Corporation)
(Liquidity Facility; JPMorgan
Chase Bank)	0.16	11/7/13	4,700,000		4,700,000
Port Arthur Navigation District
Industrial Development
Corporation, Exempt Facilities
Revenue (Air Products Project)	0.06	9/3/13	9,400,000	a	9,400,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.28	10/24/13	5,000,000		5,000,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project)	0.06	9/7/13	1,500,000	a	1,500,000
San Antonio,
Water System Revenue, CP (LOC;
Bank of Tokyo-Mitsubishi UFJ)	0.14	9/12/13	7,500,000		7,500,000
Texas,
TRAN	2.00	8/28/14	5,000,000		5,088,550

Virginia--1.1%
Harrisonburg Industrial
Development Authority,
Revenue, Refunding (Virginia
Mennonite Retirement
Community) (LOC; Branch
Banking and Trust Co.)	0.06	9/7/13	5,785,000	a	5,785,000

Washington--.5%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.13	9/7/13	2,700,000	a	2,700,000

Wisconsin--2.2%

Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.20	12/5/13	3,000,000	3,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.20	1/9/14	3,000,000	3,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue, CP
(Aurora Health Care) (LOC;
JPMorgan Chase Bank)	0.20	2/5/14	5,000,000	5,000,000

U.S. Related--1.0%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Citigroup ROCS, Series RR II
R-11765) (Liquidity Facility;
Citibank NA)	0.09	9/7/13	5,000,000 a,b,c	5,000,000

Total Investments (cost $526,728,731)			104.2%	526,728,731
Liabilities, Less Cash and Receivables			(4.2%)	(21,263,879)
Net Assets			100.0%	505,464,852

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, these securities amounted to $53,460,000 or 10.6% of net assets.

c

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	526,728,731
Level 3 - Significant Unobservable Inputs	-
Total	526,728,731

  +  See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)